Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (1,025,393)	$ (267,290)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	264,340	193,791
Loss on disposal of assets	3,295	0
Stock options issued for services	272,804	94,998
Stock-based compensation	899,438	435,612
Changes in:
Accounts receivable	(588,672)	(894,911)
Prepaid expenses	(16,322)	56,387
Accounts payable	11,633	134,046
Revenue share payable	215,210	1,196,975
Accrued expenses	13,459	6,000
Deferred revenue	(106,142)	177,020
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(56,350)	1,132,628
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(6,984)	0
Patent rights	(110,551)	(150,588)
Web development costs	(292,417)	(148,060)
NET CASH USED IN INVESTING ACTIVITIES	(409,952)	(298,648)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	8,795,032	0
Redemption of common and preferred stock	(6,000,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,795,032	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,328,730	833,980
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	1,118,243	284,263
CASH AND CASH EQUIVALENTS - END OF PERIOD	3,446,973	1,118,243
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for future services	$ 0	$ 270,462